Vanguard Growth Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (95.3%)
Communication Services (11.0%)
* Alphabet Inc. Class C	13,948	16,219
* Charter Communications Inc. Class A	37,010	16,148
* Alphabet Inc. Class A	12,715	14,774
* Netflix Inc.	30,347	11,395
* Facebook Inc. Class A	62,532	10,431
* Take-Two Interactive Software Inc.	69,414	8,233
		77,200
Consumer Discretionary (12.7%)
* Amazon.com Inc.	22,544	43,954
* Uber Technologies Inc.	440,126	12,288
Domino's Pizza Inc.	31,633	10,251
NIKE Inc. Class B	78,433	6,490
Home Depot Inc.	30,868	5,763
* Alibaba Group Holding Ltd. ADR	16,519	3,213
* O'Reilly Automotive Inc.	9,515	2,865
Ross Stores Inc.	30,440	2,647
TJX Cos. Inc.	33,408	1,597
		89,068
Consumer Staples (1.3%)
Constellation Brands Inc. Class A	38,054	5,455
* Monster Beverage Corp.	70,360	3,959
		9,414
Financials (7.2%)
CME Group Inc.	88,653	15,329
KKR & Co. Inc. Class A	490,069	11,502
Charles Schwab Corp.	279,068	9,382
Progressive Corp.	74,180	5,477
* Markel Corp.	3,260	3,025
Marsh & McLennan Cos. Inc.	33,370	2,885
S&P Global Inc.	9,951	2,439
Blackstone Group LP Class A	7,979	364
MarketAxess Holdings Inc.	944	314
		50,717
Health Care (10.3%)
UnitedHealth Group Inc.	79,576	19,845
* IQVIA Holdings Inc.	142,536	15,374
* Illumina Inc.	39,270	10,725
* Edwards Lifesciences Corp.	21,752	4,103
* Intuitive Surgical Inc.	7,993	3,958
* ABIOMED Inc.	26,410	3,834
* Mettler-Toledo International Inc.	5,379	3,714
Thermo Fisher Scientific Inc.	12,799	3,630
* Seattle Genetics Inc.	19,100	2,204

	Danaher Corp.	11,932	1,651
*	Biogen Inc.	5,132	1,624
*	Penumbra Inc.	9,848	1,589
*	DexCom Inc.	1,521	409
			72,660
Industrials (5.5%)
	Waste Management Inc.	72,651	6,725
	Lockheed Martin Corp.	17,613	5,970
	TransUnion	85,572	5,663
	IHS Markit Ltd.	85,421	5,125
	Equifax Inc.	33,747	4,031
	Northrop Grumman Corp.	11,682	3,534
	Canadian National Railway Co.	41,020	3,184
*	Copart Inc.	42,376	2,904
	IDEX Corp.	6,644	918
	JB Hunt Transport Services Inc.	4,393	405
			38,459
Information Technology (43.9%)
	Microsoft Corp.	419,859	66,216
	Visa Inc. Class A	164,655	26,529
	Apple Inc.	99,011	25,177
	Mastercard Inc. Class A	94,932	22,932
*	PayPal Holdings Inc.	215,321	20,615
*	ServiceNow Inc.	66,658	19,103
*	Autodesk Inc.	104,443	16,304
*	Adobe Inc.	44,598	14,193
*	salesforce.com Inc.	57,692	8,306
*	Arista Networks Inc.	34,165	6,920
*	Advanced Micro Devices Inc.	146,838	6,678
	Fidelity National Information Services Inc.	54,862	6,673
*	FleetCor Technologies Inc.	33,608	6,269
*	Twilio Inc.	62,414	5,585
	SS&C Technologies Holdings Inc.	125,243	5,488
*	Slack Technologies Inc. Class A	200,877	5,392
*	Coupa Software Inc.	38,122	5,327
	Global Payments Inc.	35,451	5,113
	Applied Materials Inc.	108,614	4,977
*	DocuSign Inc. Class A	48,027	4,438
*	Workday Inc. Class A	33,818	4,404
	Microchip Technology Inc.	62,495	4,237
	NVIDIA Corp.	14,812	3,904
*	Splunk Inc.	30,491	3,849
*	Tyler Technologies Inc.	9,826	2,914
*	Square Inc.	46,815	2,452
	CDW Corp.	26,045	2,429
*	Ceridian HCM Holding Inc.	22,262	1,115
	Monolithic Power Systems Inc.	4,990	836
			308,375
Materials (2.3%)
	Ball Corp.	255,022	16,490

Other (0.0%)
*,§,1 The We Company Class A PP		1,460	8

Real Estate (1.1%)
	American Tower Corp.	25,131	5,472

Equinix Inc.			4,034	2,520
				7,992
Total Common Stocks (Cost $546,600)				670,383
	Coupon
Preferred Stocks (0.2%)
*,§,1,2 Airbnb Inc.	8.000%		9,972	864
*,§,1,2 The We Company Pfd. D1 PP			19,954	155
*,§,1,2 The We Company Pfd. D2 PP			15,678	122
Total Preferred Stocks (Cost $1,522)				1,141
Temporary Cash Investments (4.0%)
Money Market Fund (2.9%)
3 Vanguard Market Liquidity Fund	0.943%		205,961	20,571

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.9%)
Bank of America Securities, LLC (Dated
3/31/20, Repurchase Value
$6,400,000, collateralized by U.S.
Treasury Note/Bond, 1.125% ,
2/28/27, with a value of $6,528,000)	0.010%	4/1/20	6,400	6,400

U.S. Government and Agency Obligations (0.2%)
4 United States Treasury Bill	1.543%	4/16/20	295	295
4 United States Treasury Bill	1.527%	4/30/20	800	800
				1,095
Total Temporary Cash Investments (Cost $28,094)				28,066
Total Investments (99.5%) (Cost $576,216)				699,590
Other Assets and Liabilities-Net (0.5%)[4]				3,415
Net Assets (100%)				703,005
Cost rounded to $000

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 Restricted securities totaling $1,149,000, representing 0.2% of net assets. See Restricted Securities table for additional information.
2 Perpetual security with no stated maturity date.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $1,041,000 and cash of $493,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Growth Portfolio

Restricted Securities as of Period End
	Acquisition	Acquisition
Security Name	Date	Cost ($000)
The We Company Pfd. D1 PP	December 2014	332
The We Company Pfd. D2 PP	December 2014	261
The We Company Class A PP	December 2014	24
Airbnb Inc.	June 2015	928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	127	16,318	(207)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in
Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Growth Portfolio

requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	670,375	—	8	670,383
Preferred Stocks	—	—	1,141	1,141
Temporary Cash Investments	20,571	7,495	—	28,066
Total	690,946	7,495	1,149	699,590
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	264	—	—	264
1 Represents variation margin on the last day of the reporting period.